Partners' Equity	12 Months Ended
Dec. 31, 2017
Partners' Capital Notes [Abstract]
Partners' Equity

(7) Partners’ Equity:

Special L.P. Interests

In accordance with the Partnership Agreement, certain partners were allocated $5.3 million of 1987 and 1988 taxable income (without any related cash distributions) for which they received Special L.P. Interests. The Special L.P. Interests do not participate in cash distributions and have no voting rights. However, the holders of Special L.P. Interests will receive in the aggregate $5.3 million upon liquidation of the Partnership.

Equity-Based Incentive Plan

The 2016 Omnibus Incentive Plan was approved by the Partnership’s unitholders in June 2016 and allows the awarding of up to 2.8 million unit options and other forms of equity as determined by the Compensation Committee of the Board of Directors as an element of compensation to senior management and other key employees. The 2016 Omnibus Incentive Plan superseded the 2008 Omnibus Incentive Plan which was approved by the Partnership’s unitholders in May 2008 and allowed the awarding of up to 2.5 million unit options and other forms of equity. Outstanding awards under the 2008 Omnibus Incentive Plan continue to be in effect and are governed by the terms of that plan. The 2016 Omnibus Incentive Plan provides an opportunity for officers, directors, and eligible persons to acquire an interest in the growth and performance of the Partnership’s units and provides employees annual and long-term incentive awards as determined by the Board of Directors. Under the 2016 Omnibus Incentive Plan, the Compensation Committee of the Board of Directors may grant unit options, unit appreciation rights, restricted units, performance awards, other unit awards, cash incentive awards and unrestricted unit awards. The awards granted by the Compensation Committee fall into two categories, Awards Payable in Cash or Equity, and Awards Payable in Equity. The impact of these awards is more fully described below.

Equity-based compensation expense recognized in the consolidated statements of operations and comprehensive income within “Selling, General and Administrative Expense” for the applicable periods was as follows:

	Years Ended December 31,
(In thousands)	2017	2016	2015
Awards Payable in Cash or Equity
Phantom units	$—	$—	$788
Performance units	507	4,586	8,041
Deferred units	627	993	794
Awards Payable in Equity
Performance units	8,822	7,519	3,677
Restricted units	4,612	3,856	4,075
Unit Options	—	5	580

Total equity-based compensation expense	$14,568	$16,959	$17,955

Awards Payable in Cash or Equity

Phantom Units

During the year ended December 31, 2017, no phantom units were awarded. Phantom unit awards generally vest over an approximate four -year period and can be settled with cash, limited partnership units, or a combination of both, as determined by the Compensation Committee. The effect of phantom unit awards has been included in the diluted earnings per unit calculation for the year ended December 31, 2015, as a portion of the awards were paid in limited partnership units during that year. As of December 31, 2015, the Partnership had settled all outstanding phantom unit awards.

Performance Units

During the year ended December 31, 2017, no performance units payable in cash or equity were awarded. The number of performance units issuable under these awards are contingently based upon certain performance targets over a three -year period and these awards can be settled with cash, limited partnership units, or a combination of both as determined by the Compensation Committee, after the end of the performance period. Certain of these types of performance units were awarded in prior years. The effect of these outstanding performance unit awards for which the performance condition had been met has been included in the diluted earnings per unit calculation, as a portion of the awards were paid in limited partnership units. The effect of these outstanding performance unit awards for which the performance condition had not been met has been excluded from the diluted earnings per unit calculation. As of December 31, 2017, the Partnership had settled all outstanding performance unit awards payable in cash or equity.

Deferred Units

(In thousands, except per unit amounts)	Number of Units	Weighted Average Grant Date Fair Value Per Unit
Outstanding deferred units at December 31, 2016	35	$53.51
Granted(1)	9	$62.71
Forfeited	—	$—
Vested	—	$—

Outstanding deferred units at December 31, 2017	44	$55.41

(1)	Includes 2 distribution-equivalent units.

Deferred unit awards vest over a one -year period and the settlement of these units is deferred until the individual’s service to the Partnership ends. The deferred units begin to accumulate distribution-equivalents upon vesting and are paid when the restriction ends. The effect of outstanding deferred unit awards has been included in the diluted earnings per unit calculation, as a portion of the awards are expected to be settled in limited partnership units. As of December 31, 2017, the market value of the deferred units was $2.9 million, was classified as current and was recorded within “Other accrued liabilities” within the consolidated balance sheet. As of December 31, 2017, there was no unamortized expense related to unvested deferred unit awards as all units were fully vested.

Awards Payable in Equity

Performance Units

(In thousands, except per unit amounts)	Number of Units	Weighted Average Grant Date Fair Value Per Unit
Unvested performance units at December 31, 2016	488	$55.32
Granted(1)	112	$61.79
Forfeited	(6)	$56.78
Vested	(62)	$50.95

Unvested performance units at December 31, 2017	532	$57.18

(1)	Includes 20 forfeitable distribution-equivalent units.

The number of performance units issuable under these awards are contingently based upon certain performance targets over a three -year vesting period. The annual performance awards and the related forfeitable distribution-equivalent units, generally are paid out in the first quarter following the performance period in limited partnership units. The effect of these types of outstanding performance unit awards, for which the performance conditions have been met, have been included in the diluted earnings per unit calculation. Of the unvested performance units at December 31, 2017, 62,117 units were retention grant units. Vesting of the retention grant unit award follows a three -year performance period. Half of the retention grant unit award vested in December 2017 and the remaining half of the award will vest in December 2018. The forfeitable distribution equivalents for the retention grant units are payable in cash at the same time. As of December 31, 2017, $0.7 million of these forfeitable distribution equivalents were accrued, classified as current and recorded within “Other accrued liabilities” within the consolidated balance sheet.

As of December 31, 2017, unamortized compensation expense related to these unvested performance unit awards was $12.1 million, which is expected to be amortized over a weighted average period of 2.2 years. The fair value of the performance units is based on the unit price the day before the date of grant along with reinvested forfeitable distribution-equivalent units. The Partnership assesses the probability of the performance targets being met and recognizes related expense accordingly.

Restricted Units

(In thousands, except per unit amounts)	Number of Units	Weighted Average Grant Date Fair Value Per Unit
Unvested restricted units at December 31, 2016	225	$57.09
Granted	98	$63.12
Forfeited	(3)	$57.53
Vested	(68)	$55.93

Unvested restricted units at December 31, 2017	252	$59.75

The majority of the restricted units vest over a three -year period, and the restrictions on these units lapse upon vesting. Of the unvested restricted units at December 31, 2017, 32,154 units vest following a two -year cliff vesting period and 29,253 units vest following a three -year cliff vesting period. During the vesting period for restricted unit awards, the units accumulate forfeitable distribution-equivalents, which, when the units are fully vested, are payable in cash. As of December 31, 2017, the amount of forfeitable distribution equivalents accrued totaled $1.0 million; $0.6 million of which was classified as current and recorded within “Other accrued liabilities” within the consolidated balance sheet and $0.4 million of which was classified as non-current and recorded within “Other Liabilities”.

As of December 31, 2017, unamortized compensation expense, determined as the market value of the units on the day before the date of grant, related to unvested restricted unit awards was $10.0 million, which is expected to be amortized over a weighted average period of 2.3 years.

Unit Options

The Partnership’s unit options are issued with an exercise price no less than the market closing price of the Partnership’s units on the day before the date of grant. Outstanding unit options vest over a three -year period and have a maximum term of ten years. As of December 31, 2017, the Partnership had 373,612 fixed-price unit options outstanding under the 2008 Omnibus Incentive Plan. No options have been granted under the 2016 Omnibus Incentive Plan.

A summary of unit option activity and vested unit options outstanding for the years ended December 31, 2017 and December 31, 2016 is as follows:

	2017		2016
(In thousands, except per unit amounts)	Unit Options	Weighted Average Exercise Price	Unit Options	Weighted Average Exercise Price
Outstanding, beginning of year	400	$34.42	507	$34.50
Exercised	(20)	31.85	(107)	34.80
Forfeited	(6)	35.05	—	—

Outstanding, end of year	374	$34.55	400	$34.42

Options exercisable, end of year	374	$34.55	400	$34.42

Weighted Average Remaining Contractual Life	4.9 years
Aggregate intrinsic value	$11,373

The range of exercise prices of unit options outstanding was $29.53 to $36.95 as of December 31, 2017. The total intrinsic value of unit options exercised during the years ended December 31, 2017, 2016 and 2015 were $0.7 million, $2.8 million, and $3.0 million, respectively.

The Partnership has a policy of issuing limited partnership units from treasury to satisfy unit option exercises and expects its treasury unit balance to be sufficient for 2018 based on estimates of unit option exercises for that period.